SCHEDULE OF FINANCE EXPENSES (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Notes and other explanatory information [abstract]
Bank loan		$ 19,684	$ 20,764	$ 19,560
Third party loan			4,266	9,719
Convertible loans			25,753	95,000
Lease liabilities (Note 11)		629	499	896
Total	$ 14,868	$ 20,313	$ 51,282	$ 125,175